STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Equity compensation plans approved by shareowners	Dec. 31, 2011 Equity compensation plans not approved by shareowners	Dec. 31, 2011 LTIP	Dec. 31, 2011 Performance awards Y	Dec. 31, 2010 Performance awards Y	Dec. 31, 2008 Performance awards	Dec. 31, 2011 Performance awards Equity compensation plans approved by shareowners	Dec. 31, 2011 P-SARs	Dec. 31, 2011 SARs Y	Dec. 31, 2010 SARs	Dec. 31, 2009 SARs	Dec. 31, 2011 SARs Minimum installments	Dec. 31, 2011 SARs Maximum installments	Dec. 31, 2011 SARs Equity compensation plans approved by shareowners	Dec. 31, 2011 Restricted stock units	Dec. 31, 2010 Restricted stock units	Dec. 31, 2011 Restricted stock units Equity compensation plans approved by shareowners	Dec. 31, 2011 Deferred compensation plan for officers Equity compensation plans approved by shareowners	Dec. 31, 2011 Deferred compensation plan for officers Equity compensation plans not approved by shareowners	Dec. 31, 2011 Deferred compensation plan for directors who are not employees Equity compensation plans not approved by shareowners	Dec. 31, 2011 Stock plan for non-employee directors
Stock-based compensation
Number of shares that may be issued under plans approved by shareowners	7,500,000
Minimum percentage of Company's ROE to earn awards under 2011 performance awards					9.00%
Minimum percentage of Company's ROE to earn maximum awards under 2011 performance awards					10.00%
Period over which average return on average equity is calculated (in years)					3	4
Minimum percentile of entity results to comparison group to earn 2008 awards (as a percent)					25th
Minimum percentile of entity results to comparison group to earn 2005-2007 awards (as a percent)					40th
Minimum percentile of entity results to comparison group to earn maximum awards (as a percent)					90th
Performance shares issued					191,100		75,900				344,400	915,829				175,500	360,450
Estimated fair value of performance shares issued					$ 5,400		$ 2,900				$ 3,300					$ 5,000	$ 6,600
Number of shares of common stock which are multiplied by award earned percentage payout to calculate number of awards					1
Number of stock appreciation rights which are multiplied by award percentage payout to calculate number of awards (in shares)									1
Expiration period from date of grant (in years)									10Y	10Y
Total outstanding performance shares under performance-based plans measured at maximum payouts	530,000
Exercisable period of grants from grant date (in years)										5Y
Number of annual installments to exercise stock appreciation rights													3	4
Beginning of annual installments from date of grant (in years)										1
Weighted-Average Base Price per share
Balance at the beginning of the period (in dollars per share)										$ 21.97	$ 22.28	$ 33.33
SARs granted (in dollars per share)											$ 18.34	$ 3.57
SARs exercised/forfeited/expired (in dollars per share)										$ 8.31	$ 20.98	$ 40.16
Balance at the end of the period (in dollars per share)										$ 22.27	$ 21.97	$ 22.28
No. of Awards
Balance at the beginning of the period (in shares)										2,324,837	2,469,202	1,559,573
Awards granted					191,100		75,900				344,400	915,829				175,500	360,450
Awards exercised / forfeited / expired (in shares)										(50,608)	(488,765)	(6,200)
Balance at the end of the period (in shares)										2,274,229	2,324,837	2,469,202
Additional equity compensation plan information
Number of securities to be issued upon exercise of outstanding options, warrants and rights (in shares)	3,213,044	2,869,496	343,548					312,536							1,478,249			760,435	318,276	104,737	238,811
Weighted-average exercise price of outstanding options, warrants and rights (in dollars per share)	$ 22.27	$ 22.27
Number of remaining securities available for future issuance under equity compensation plans, excluding securities to be issued upon exercise of outstanding options, warrants and rights (in shares)	2,598,799	2,598,799		2,526,346																		72,453
Number of shares of common stock assumed to be payable with respect to each outstanding award															1